Other Receivables and Other Current Assets, Net - Schedule of Movement of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Allowance for Credit Loss [Abstract]
Beginning balance	$ 27,923	$ 52,949
Addition (Recovery)	150,782	(26,993)
Translation adjustment	558	(1,308)
Ending balance	$ 179,263	$ 27,264